Accrued Expenses and Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Current Liabilities [Abstract]
ACCRUED EXPENSES AND CURRENT LIABILITIES

NOTE 8:- ACCRUED EXPENSES AND CURRENT LIABILITIES

	December 31,
	2024	2023

Accrued expenses	$10,789	$18,311
Government authorities	3,477	3,014
Warranty provision	1,052	1,323
Provision for returns	1,243	1,166
	$16,561	$23,814